Investments for account of policyholders	6 Months Ended
Jun. 30, 2022
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Investments for account of policyholders
11.	Investments for account of policyholders

EUR millions	June 30, 2022	December 31, 2021

Shares	23,302	29,539
Debt securities	15,905	19,821
Money market and short-term investments	1,538	1,482
Deposits with financial institutions	3,124	4,105
Unconsolidated investment funds	165,454	191,950
Other	3,226	3,493
Total investments for account of policyholders at fair value through profit or loss, excluding derivatives	212,549	250,390
Investment in real estate	575	563
Total investments for account of policyholders	213,125	250,953
Investments for account of policyholders in the first
six-months
period of 2022 decreased, compared to the position at December 31, 2021, mainly due to declining equity markets, rising interest rates and credit spread widening.